SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Balance at March 31, 2026	$ 8,993	$ 8,993
Accumulated Impairment Loss at March 31, 2026	723
North American Brokerage [Member]
Restructuring Cost and Reserve [Line Items]
Balance at March 31, 2026	602
Accumulated Impairment Loss at March 31, 2026
One Real Title [Member]
Restructuring Cost and Reserve [Line Items]
Balance at March 31, 2026	7,670
Accumulated Impairment Loss at March 31, 2026	723
One Real Mortgage [Member]
Restructuring Cost and Reserve [Line Items]
Balance at March 31, 2026	721
Accumulated Impairment Loss at March 31, 2026